Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Fixed maturities, available-for-sale, at estimated fair value (amortized cost $7,716,912 and $8,161,592, respectively)	$ 7,404,274	$ 8,414,961
Fixed maturities, trading, at estimated fair value	197,651	97,819
Fixed maturities, at estimated fair value using fair value option	10,028	12,095
Common stocks, at estimated fair value	6,988	8,152
Commercial mortgage loans	853,073	1,043,187
Policy loans	176,782	178,437
Short-term investments	269,016	190,376
Other invested assets	2,976	21,183
Total Investments	8,920,788	9,966,210
Cash and cash equivalents	6,177	78,801
Accrued investment income	92,713	96,354
Reinsurance recoverables	6,659,910	6,501,700
Valuation of business acquired	154,270	135,031
Deposit receivable	1,029,679	1,111,571
Other assets	758,752	714,007
Current income tax	28,938	197
Separate account assets	1,266,912	1,460,380
Total Assets	18,918,139	20,064,251
LIABILITIES
Future policy benefits and other policyholder liabilities	5,460,113	5,510,050
Policyholders' account balances	10,157,907	10,676,911
Accrued expenses and other liabilities	85,287	94,543
Modified coinsurance payable	1,029,679	1,111,571
Other long-term debt - affiliate	736,500	695,000
Deferred tax liability, net	31,600	24,585
Separate account liabilities	1,266,912	1,460,380
Total Liabilities	18,767,998	19,573,040
COMMITMENTS AND CONTINGENCIES (NOTE 12)
SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued and outstanding	2,500	2,500
Additional paid-in capital	593,558	593,558
Accumulated other comprehensive income (loss)	(195,958)	72,816
Retained earnings (deficit)	(249,959)	(177,663)
Total Shareholder's Equity	150,141	491,211
Total Liabilities and Shareholder's Equity	$ 18,918,139	$ 20,064,251